Long-Term Debt and Short-Term Borrowings - Post-Swap Borrowing (Long-Term Debt, Including Current Portion) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Long-Term Debt
Total long-term debt	$ 13,198	$ 11,478
Fixed-rate debt
Long-Term Debt
Interest rate - effective	2.45%	2.42%
Total long-term debt	$ 9,681	$ 8,372
Floating-rate debt
Long-Term Debt
Interest rate - effective	0.76%	0.48%
Total long-term debt	$ 3,517	$ 3,106